UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08238

MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (96.0%)
(Unless Otherwise Noted)
Auto Components (0.0%)
Apollo Tyres Ltd.	18,750	$18
Patheja Forgings & Auto Parts Manufacturers Ltd. (a)(b)(c)	450,000	—
		18
Automobiles (7.5%)
Hero Honda Motors Ltd.	1,054,923	36,675

Chemicals (1.1%)
ICI India Ltd.	25,000	292
United Phosphorus Ltd.	1,445,532	4,984
		5,276
Commercial Banks (18.4%)
Bank of Baroda (b)	1,008,893	10,209
HDFC Bank Ltd.	1,349,969	46,318
ICICI Bank Ltd.	913,600	17,237
IndusInd Bank Ltd.	3,308,700	7,951
State Bank of India Ltd.	156,244	7,129
Union Bank of India (b)	264,320	1,320
		90,164
Construction & Engineering (6.2%)
Hindustan Construction Co.	4,443,700	12,120
Larsen & Toubro Ltd.	523,600	18,386
		30,506
Containers & Packaging (0.8%)
Ess Dee Aluminum Ltd. (c)	549,519	4,091

Diversified Financial Services (1.3%)
Indiabulls Financial Services Ltd.	1,586,709	6,252

Electric Utilities (1.4%)
NHPC Ltd. (c)	6,645,120	4,773
Torrent Power Ltd.	323,258	2,140
		6,913
Electrical Equipment (7.1%)
ABB Ltd.	292,100	4,763
Bharat Heavy Electricals Ltd.	505,828	24,488
Jyoti Structures Ltd.	1,727,888	5,577
		34,828
Energy Equipment & Services (1.5%)
Aban Offshore Ltd.	220,700	7,313

Food Products (3.0%)
Nestle India Ltd.	308,184	14,541

Household Products (3.6%)
Hindustan Unilever Ltd.	3,279,600	17,903

Independent Power Producers & Energy Traders (1.8%)
GVK Power & Infrastructure Ltd. (c)	8,969,415	8,661

Industrial Conglomerates (3.9%)
Jaiprakash Associates Ltd.	3,857,900	19,047

Information Technology Services (10.7%)
Infosys Technologies Ltd.	773,121	37,067
Tata Consultancy Services Ltd.	771,500	9,960
Wipro Ltd.	434,000	5,432
		52,459
Media (5.4%)
Deccan Chronicle Holdings Ltd.	4,252,924	11,162
Sun TV Network Ltd.	2,088,500	14,232
Television Eighteen India Ltd. (b)(c)	545,287	1,126
		26,520
Oil, Gas & Consumable Fuels (7.6%)
Hindustan Petroleum Corp. Ltd.	805,232	6,728
Reliance Industries Ltd. (c)	663,900	30,385
		37,113
Pharmaceuticals (3.4%)
Aurobindo Pharma Ltd.	397,755	6,456
Glenmark Pharmaceuticals Ltd.	2,032,100	10,058
		16,514
Real Estate Management & Development (6.9%)
DLF Ltd.	547,000	4,980
Indiabulls Real Estate Ltd. (c)	1,120,400	6,330
Phoenix Mills Ltd.	1,112,831	4,126
Unitech Ltd.	8,131,579	18,155
		33,591
Software (0.6%)
Geodesic Ltd.	955,459	2,767

Tobacco (2.0%)
ITC Ltd.	2,037,700	9,872

Transportation Infrastructure (0.6%)
Mundra Port and Special Economic Zone Ltd.	293,642	3,173

Wireless Telecommunication Services (1.2%)
Bharti Airtel Ltd.	671,400	5,844
TOTAL COMMON STOCKS (Cost $373,078)		470,041

	No. of Rights
RIGHTS (0.0%)
Media (0.0%)
Television Eighteen India Ltd., expires 10/13/09 (c) (Cost $—)	272,643	74

	Shares
SHORT-TERM INVESTMENT (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $6,550)	6,550,077	6,550
TOTAL INVESTMENTS (97.3%) (Cost $379,628) +		476,665
OTHER ASSETS IN EXCESS OF LIABILITIES (2.7%)		13,305
NET ASSETS (100%)		$489,970

(a)	Security has been deemed illiquid at September 30, 2009.
(b)

At September 30, 2009, the Fund held approximately $12,655,000 of fair valued securities, representing 2.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $11,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $47,421,000 and $76,683,000, respectively.

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $379,628,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $97,037,000 of which $114,064,000 related to appreciated securities and $17,027,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Auto Components	$18	$—	$—	**	$18
Automobiles	36,675	—	—		36,675
Chemicals	5,276	—	—		5,276
Commercial Banks	78,635	11,529	—		90,164
Construction & Engineering	30,506	—	—		30,506
Containers & Packaging	4,091	—	—		4,091
Diversified Financial Services	6,252	—	—		6,252
Electric Utilities	6,913	—	—		6,913
Electrical Equipment	34,828	—	—		34,828
Energy Equipment & Services	7,313	—	—		7,313
Food Products	14,541	—	—		14,541
Household Products	17,903	—	—		17,903
Independent Power Producers & Energy Traders	8,661	—	—		8,661
Industrial Conglomerates	19,047	—	—		19,047
Information Technology Services	52,459	—	—		52,459
Media	25,394	1,126	—		26,520
Oil, Gas & Consumable Fuels	37,113	—	—		37,113
Pharmaceuticals	16,514	—	—		16,514
Real Estate Management & Development	33,591	—	—		33,591
Software	2,767	—	—		2,767
Tobacco	9,872	—	—		9,872
Transportation Infrastructure	3,173	—	—		3,173
Wireless Telecommunication Services	5,844	—	—		5,844
Total Common Stocks	457,386	12,655	—	**	470,041
Rights	—	74	—		74
Short-Term Investment
Investment Company	6,550	—	—		6,550
Total Assets	463,936	12,729	—	**	476,665

Total	$463,936	$12,729	$—	**	$476,665

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock (000)
Balance as of 12/31/08	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

**                    Includes a security which is valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 —	quoted prices in active markets for identical investments
• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009